PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Building	$182,721	$-
Vehicles	199,348	100,908
Machine	24,541	23,040
Furniture	12,775	11,994
Leasehold improvement	29,398	29,724
Less: accumulated depreciation	(76,308)	(10,680)
Property and equipment, net	$372,475	$154,986